INCENTIVE PLANS - Future Expenses (Details) $ in Millions	Dec. 31, 2015 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award
Deferred stock awards	$ 640
Deferred cash awards	385
Future expense related to awards already granted	1,025
Future expense related to awards granted in 2016	787
Total	1,812
Institutional Clients Group
Share-based Compensation Arrangement by Share-based Payment Award
Total	1,600
2016
Share-based Compensation Arrangement by Share-based Payment Award
Deferred stock awards	339
Deferred cash awards	215
Future expense related to awards already granted	554
Future expense related to awards granted in 2016	297
Total	851
2017
Share-based Compensation Arrangement by Share-based Payment Award
Deferred stock awards	201
Deferred cash awards	121
Future expense related to awards already granted	322
Future expense related to awards granted in 2016	211
Total	533
2018
Share-based Compensation Arrangement by Share-based Payment Award
Deferred stock awards	88
Deferred cash awards	45
Future expense related to awards already granted	133
Future expense related to awards granted in 2016	166
Total	299
2019 and beyond
Share-based Compensation Arrangement by Share-based Payment Award
Deferred stock awards	12
Deferred cash awards	4
Future expense related to awards already granted	16
Future expense related to awards granted in 2016	113
Total	$ 129